Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Dividends
Schedule of Interim and final dividends

	2020	Record date	2019	Record date	2018	Record date
Interim dividend	—		4.17¢	November 15, 2019	3.67¢	November 9, 2018
Final dividend	12.50¢	May, 28, 2021	—		8.83¢	May 24, 2019
Total dividend	12.50¢		4.17¢		12.50¢